                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

                          Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

      1221 Avenue of the Americas,
           New York, New York                                            10020
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                          1221 Avenue of the Americas,
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY UTILITIES FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
----------                                                         -------------
            COMMON STOCKS (99.0%)
            Alternative Power Generation (0.4%)
   390,000  FuelCell Energy, Inc. (a)*                             $   2,967,900
                                                                   -------------
            Cable/Satellite TV (1.2%)
   168,000  Rogers Communications, Inc. (Class B)                      9,218,160
                                                                   -------------
            Electric Utilities (58.9%)
 1,040,000  AES Corp. (The)*                                          21,205,600
   400,000  Allegheny Energy, Inc.*                                   16,068,000
   295,000  Ameren Corp. (a)                                          15,573,050
   365,000  American Electric Power Co., Inc.                         13,275,050
   245,000  Consolidated Edison, Inc. (a)                             11,319,000
   198,000  Constellation Energy Group, Inc.                          11,721,600
   230,000  Dominion Resources, Inc.                                  17,592,700
   390,000  DPL, Inc. (a)                                             10,576,800
   145,000  DTE Energy Co. (a)                                         6,018,950
   658,724  Duke Energy Corp. (a)                                     19,893,465
   573,000  Edison International                                      23,859,720
   330,000  Entergy Corp.                                             25,815,900
   430,000  Exelon Corp. (a)                                          26,032,200
   415,000  FirstEnergy Corp.                                         23,181,900
   605,000  FPL Group, Inc. (a)                                       27,225,000
   230,000  Mirant Corp. (a)*                                          6,281,300
   405,000  NRG Energy, Inc. (a)*                                     18,346,500
   340,000  NSTAR                                                     11,342,400
   585,000  PG&E Corp.                                                24,365,250
   161,000  Pinnacle West Capital Corp.                                7,253,048
   375,000  PNM Resources Inc.                                        10,338,750
   758,000  PPL Corp.                                                 24,938,200
   160,000  Public Service Enterprise Group                            9,790,400
   535,000  SCANA Corp. (a)                                           21,544,450
   485,000  Southern Co. (The) (a)                                    16,713,100
   391,000  TXU Corp.                                                 24,445,320
   450,000  Wisconsin Energy Corp.                                    19,413,000
                                                                   -------------
                                                                     464,130,653
                                                                   -------------
            Electronic Equipment/Instruments (1.0%)
   143,000  Itron, Inc. (a)*                                           7,979,400
                                                                   -------------
            Energy (17.8%)
   530,000  AGL Resources, Inc.                                       19,345,000
   250,000  Dynegy, Inc. (Class A)*                                    1,385,000
   335,000  El Paso Corp. (a)                                          4,569,400
   428,000  Equitable Resources, Inc.                                 14,971,440
    70,000  Kinder Morgan, Inc.                                        7,339,500
   770,000  MDU Resources Group, Inc. (a)                             17,201,800
   323,700  New Jersey Resources Corp. (a)                            15,958,410
   210,000  Questar Corp. (a)                                         17,171,700
   475,511  Sempra Energy                                             23,894,428
   785,000  Williams Companies, Inc. (The)                            18,737,950
                                                                   -------------
                                                                     140,574,628
                                                                   -------------
            Telecommunications (19.7%)
   280,900  ALLTEL Corp.                                              15,589,950
   199,000  America Movil S.A. de C.V.
               (Series L) (ADR) (Mexico)                               7,834,630
   611,972  AT&T Inc. (a)                                             19,925,808

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
   515,000  BellSouth Corp.                                           22,016,250
   125,250  CenturyTel, Inc.                                           4,968,668
   100,000  Citizens Communications Co. (a)                            1,404,000
   536,000  Crown Castle International Corp. (a)*                     18,888,640
    95,000  NII Holdings, Inc. (a)*                                    5,905,200
   250,000  Qwest Communications International, Inc. (a)*              2,180,000
   534,070  Sprint Nextel Corp.                                        9,159,301
   243,586  Telefonica de Espana S.A. (ADR) (Spain) (a)               12,620,191
   512,000  Telefonos de Mexico S.A.
               (Series L) (ADR) (Mexico)                              13,096,960
   400,160  Verizon Communications, Inc.                              14,857,941
   507,429  Windstream Corp.                                           6,692,989
                                                                   -------------
                                                                     155,140,528
                                                                   -------------
            TOTAL COMMON STOCKS                                      780,011,269
                                                                   -------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENTS (14.7%)
            REPURCHASE AGREEMENT (0.1%)
$      915  Joint repurchase agreement account 5.325%
               due 10/02/06 (dated 09/29/06;
               proceeds $915,406) (b) (Cost $915,000)                    915,000
                                                                   -------------
            SECURITY PURCHASED FROM
            SECURITIES LENDING COLLATERAL (A) (14.6%)
   114,683  The Bank of New York Institutional Cash
               Reserve Fund (Cost $114,682,919)                      114,682,919
                                                                   -------------
            TOTAL SHORT-TERM INVESTMENTS                             115,597,919
                                                                   -------------
            TOTAL INVESTMENTS
               (Cost $399,528,325) (c)                     113.7%    895,609,188
            OTHER ASSETS IN EXCESS OF LIABILITIES          (13.7)   (107,975,251)
                                                           -----   -------------
            NET ASSETS                                     100.0%  $ 787,633,937
                                                           =====   =============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a) As of September 30, 2006 all or a portion of this security with a total value of $111,741,085 was on loan and secured by collateral of $114,682,919 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments. The remaining collateral of $158,174 was received in the form of U.S Government Obligations, which the Fund cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $383,083,324 and the aggregate gross unrealized depreciation is $1,685,380, resulting in net unrealized appreciation of $381,397,944.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006


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